S-K 1603(a) SPAC Sponsor	Feb. 24, 2026 USD ($)
Spac Sponsor Line Items
SPAC Sponsor Name	Blue Water Acquisition IV LLC
SPAC Sponsor Form of Organization	Limited Liability Company
Blue Water Acquisition IV LLC [Member]
Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 10,000